Trade and other payables (Tables)	6 Months Ended
Dec. 31, 2022
Trade and other payables
Schedule of trade and other payables

	31 December	30 June	31 December
	2022	2022	2021
	£’000	£’000	£’000
Trade payables	290,239	192,863	205,528
Other payables	13,420	18,982	20,259
Accrued expenses	66,079	89,016	69,384
Social security and other taxes	18,529	22,073	14,728
	388,267	322,934	309,899
Less: non-current portion
Trade payables	159,719	101,301	101,221
Other payables	776	1,046	1,332
Non-current trade and other payables	160,495	102,347	102,553
Current trade and other payables	227,772	220,587	207,346